Balance Sheets (September 30, 2016 Unaudited) - Parenthetical - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Series A Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	1,000	1,000	1,000
Preferred Stock, Shares Issued	1,000	1,000	0
Preferred Stock, Shares Outstanding	1,000	1,000	0
Series B Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	1,000	1,000	1,000
Preferred Stock, Shares Issued	1,000	1,000	0
Preferred Stock, Shares Outstanding	1,000	1,000	0
Convertible Preferred Stock, Series C
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	3,000,000,000	30,000,000	30,000,000
Preferred Stock, Shares Issued	27,653,203	27,653,203	0
Preferred Stock, Shares Outstanding	27,653,203	27,653,203	0
Common Class A
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Shares, Issued	41,086	41,086	0
Common Stock, Shares, Outstanding	41,086	41,086	0
Common Class B
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	60,000,000	60,000,000	60,000,000
Common Stock, Shares, Issued	23,000,000	23,000,000	0
Common Stock, Shares, Outstanding	23,000,000	23,000,000	0